The Company and Principal Business Activities (Details Narrative) (10K) - Image P2P Trading Group Limited [Member] - USD ($)		12 Months Ended
	Sep. 13, 2017	Dec. 31, 2016	Sep. 30, 2017
Number of ordinary shares issued	44,945
Proceeds from issuance of ordinary shares	$ 44,945
Shares issued price per share	$ 1
September 13, 2017 [Member]
Number of ordinary shares issued		44,945
Proceeds from issuance of ordinary shares		$ 44,495
Shares issued price per share		$ 1
Peng Qiu [Member]
Equity ownership percentage		91.00%	91.00%
Ordinary shares issued		4,600	4,600
Mingguang Li [Member]
Equity ownership percentage		9.00%	9.00%
Ordinary shares issued		455	455
Asia Grand Will [Member]
Equity ownership percentage		100.00%	100.00%
Fuzhi Yuan (Shenzhen) Holdings Limited [Member]
Equity ownership percentage		100.00%	100.00%
Jiangxi Fu Zhi Yuan Biotechnology Limited [Member]
Equity ownership percentage		100.00%	100.00%